PRINCIPAL ACCOUNTING POLICIES (Details 13)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Other income (net)
Financial subsidies		132,094,928	119,697,248	90,280,139
Dividends from a cost method investment		39,036,138
Bank Charge		(49,713,255)	(18,940,474)	(10,628,266)
Foreign exchange gains/(losses)		(55,930,392)	32,523,857	(9,781,057)
Reimbursement from the depository			17,507,842	7,914,706
Loss from disposal of property, equipment and software			(11,946,443)	(653,191)
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition	16,147,020	100,185,800
Loss from impairment of long-term investment (Note 9)	(5,318,635)	(33,000,000)
Gain/(loss) on disposal of cost method investment		(1,529,046)	4,014,829
Gain on disposal of equity investment			592,742
Gain on deconsolidation of subsidiaries	127,195	789,193		44,432,052
Others		12,073,069	19,672,773	8,723,560
Total	$ 23,209,624	144,006,435	163,122,374	130,287,943